Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories
9. Inventories

	December 31, 2025	December 31, 2024

Ore stockpiles	$34,982	$15,286
In-process inventory and finished goods	150,807	137,599
Materials and supplies	117,259	126,110
	$303,048	$278,995
Less: Long-term ore stockpile (Note 10)	(5,883)	—
	$297,165	$278,995
In 2025, inventories of $533.1 million (2024 – $464.7 million) were recognized as an expense during the year and included in cost of sales.